Schedule III	12 Months Ended
Dec. 31, 2015
SEC Schedule III, Real Estate and Accumulated Depreciation Disclosure [Abstract]
Real Estate and Accumulated Depreciation Schedule III

					Initial Costs		Costs Capitalized Subsequent to Acquisition
Portfolio	City	U.S. State or Country	Acquisition Date	Encumbrances at December 31, 2015	Land	Building and Improvements	Land	Building and Improvements	Gross Amount at December 31, 2015(1)(2)	Accumulated Depreciation (3)(4)
McDonalds Corporation	Carlisle	UK	Oct. 2012	$1,125	$475	$1,109	$—	$—	$1,584	$203
Wickes	Blackpool	UK	May 2013	2,882	1,999	2,147	—	—	4,146	275
Everything Everywhere	Merthyr Tydfil	UK	Jun. 2013	5,922	4,071	2,591	—	—	6,662	323
Thames Water	Swindon	UK	Jul. 2013	8,882	4,071	4,811	—	—	8,882	561
Wickes	Tunstall	UK	Jul. 2013	2,443	1,036	2,369	—	—	3,405	275
PPD Global Labs	Highland Heights	KY	Aug. 2013	—	2,001	6,002	—	—	8,003	758
Northern Rock	Sunderland	UK	Sep. 2013	7,772	1,480	5,181	—	—	6,661	583
Kulicke & Soffa	Fort Washington	PA	Sep. 2013	—	2,272	12,874	—	—	15,146	1,449
Wickes	Clifton	UK	Nov. 2013	2,813	1,480	2,073	—	—	3,553	216
Con-Way Freight, Inc.	Aurora	NE	Nov. 2013	—	295	1,670	—	—	1,965	212
Con-Way Freight, Inc.	Grand Rapids	MI	Nov. 2013	—	945	1,417	—	—	2,362	180
Con-Way Freight, Inc.	Riverton	IL	Nov. 2013	—	344	804	—	—	1,148	102
Con-Way Freight, Inc.	Salina	KS	Nov. 2013	—	461	1,843	—	—	2,304	234
Con-Way Freight, Inc.	Uhrichsville	OH	Nov. 2013	—	380	886	—	—	1,266	113
Con-Way Freight, Inc.	Vincennes	IN	Nov. 2013	—	220	712	—	—	932	88
Con-Way Freight, Inc.	Waite Park	MN	Nov. 2013	—	366	681	—	—	1,047	87
Wolverine	Howard City	MI	Dec. 2013	—	719	13,667	—	—	14,386	1,667
Western Digital	San Jose	CA	Dec. 2013	17,982	9,021	16,729	—	—	25,750	1,616
Encanto Restaurants	Baymon	PR	Dec. 2013	1,794	1,150	1,724	—	—	2,874	191
Encanto Restaurants	Caguas	PR	Dec. 2013	1,560	—	2,481	—	—	2,481	275
Encanto Restaurants	Carolina	PR	Dec. 2013	858	615	751	—	—	1,366	83
Encanto Restaurants	Carolina	PR	Dec. 2013	2,886	1,840	2,761	—	—	4,601	306
Encanto Restaurants	Guayama	PR	Dec. 2013	936	673	822	—	—	1,495	91
Encanto Restaurants	Mayaguez	PR	Dec. 2013	858	410	957	—	—	1,367	106
Encanto Restaurants	Ponce	PR	Dec. 2013	1,365	655	1,528	—	—	2,183	169
Encanto Restaurants	Ponce	PR	Dec. 2013	1,248	600	1,399	—	—	1,999	161
Encanto Restaurants	Puerto Neuvo	PR	Dec. 2013	507	—	782	—	—	782	87
Encanto Restaurants	Quebrada Arena	PR	Dec. 2013	1,505	844	1,565	—	—	2,409	174
Encanto Restaurants	Rio Piedras	PR	Dec. 2013	1,716	963	1,788	—	—	2,751	198
Encanto Restaurants	Rio Piedras	PR	Dec. 2013	1,053	505	1,179	—	—	1,684	131
Encanto Restaurants	San German	PR	Dec. 2013	702	391	726	—	—	1,117	83
Encanto Restaurants	San Juan	PR	Dec. 2013	975	389	1,168	—	—	1,557	129
Encanto Restaurants	San Juan	PR	Dec. 2013	1,716	1,235	1,509	—	—	2,744	167
Encanto Restaurants	San Juan	PR	Dec. 2013	483	153	612	—	—	765	68
Encanto Restaurants	Toa Baja	PR	Dec. 2013	429	68	616	—	—	684	71

					Initial Costs		Costs Capitalized Subsequent to Acquisition
Portfolio	City	U.S. State or Country	Acquisition Date	Encumbrances at December 31, 2015	Land	Building and Improvements	Land	Building and Improvements	Gross Amount at December 31, 2015(1)(2)	Accumulated Depreciation (3)(4)
Encanto Restaurants	Vega Baja	PR	Dec. 2013	1,466	822	1,527	—	—	2,349	169
Rheinmetall	Neuss	GER	Jan. 2014	11,561	5,608	15,746	—	—	21,354	855
GE Aviation	Grand Rapids	MI	Jan. 2014	—	3,174	27,076	—	—	30,250	1,442
Provident Financial	Bradford	UK	Feb. 2014	18,875	1,493	27,702	—	—	29,195	1,353
Crown Crest	Leicester	UK	Feb. 2014	28,498	8,508	35,133	—	—	43,641	1,956
Trane	Davenport	IA	Feb. 2014	—	291	1,968	—	—	2,259	118
Aviva	Sheffield	UK	Mar. 2014	23,242	3,216	36,447	—	—	39,663	1,758
DFS Trading	Brigg	UK	Mar. 2014	3,136	1,503	4,261	—	—	5,764	224
DFS Trading	Carcroft	UK	Mar. 2014	1,737	343	2,462	—	—	2,805	136
DFS Trading	Carcroft	UK	Mar. 2014	3,741	1,263	5,003	—	—	6,266	243
DFS Trading	Darley Dale	UK	Mar. 2014	3,912	1,478	3,795	—	—	5,273	203
DFS Trading	Somercotes	UK	Mar. 2014	2,486	869	3,101	—	—	3,970	196
Government Services Administration	Fanklin	TN	Mar. 2014	—	4,160	30,083	—	—	34,243	1,400
National Oilwell Varco	Williston	ND	Mar. 2014	—	211	3,513	—	—	3,724	221
Talk Talk	Manchester	UK	Apr. 2014	5,662	868	10,323	—	—	11,191	501
Government Services Administration	Dover	DE	Apr. 2014	—	1,097	1,715	—	—	2,812	86
Government Services Administration	Germantown	PA	Apr. 2014	—	1,098	3,572	—	—	4,670	160
OBI DIY	Mayen	GER	Apr. 2014	4,908	1,222	7,295	—	—	8,517	371
DFS Trading	South Yorkshire	UK	Apr. 2014	1,328	—	1,548	—	—	1,548	104
DFS Trading	Yorkshire	UK	Apr. 2014	2,186	—	2,017	—	—	2,017	91
Government Services Administration	Dallas	TX	Apr. 2014	—	484	2,934	—	—	3,418	131
Government Services Administration	Mission	TX	Apr. 2014	—	618	3,145	—	—	3,763	148
Government Services Administration	International Falls	MN	May. 2014	—	350	11,182	—	—	11,532	511
Indiana Department of Revenue	Indianapolis	IN	May. 2014	—	891	7,677	—	—	8,568	361
National Oilwell Varco (5)	Pleasanton	TX	May. 2014	—	282	5,015	—	—	5,297	118
Nissan	Murfreesboro	TN	May. 2014	—	966	19,573	—	—	20,539	813
Government Services Administration	Lakewood	CO	Jun. 2014	—	1,220	7,928	—	—	9,148	330
Lippert Components	South Bend	IN	Jun. 2014	—	3,195	6,883	—	—	10,078	293
Axon Energy Products	Conroe	TX	Jun. 2014	—	826	6,132	—	—	6,958	247
Axon Energy Products	Houston	TX	Jun. 2014	—	416	5,186	—	—	5,602	226
Axon Energy Products	Houston	TX	Jun. 2014	—	294	2,310	—	—	2,604	104
Bell Supply Co	Carrizo Springs	TX	Jun. 2014	—	260	1,445	—	—	1,705	75
Bell Supply Co	Cleburne	TX	Jun. 2014	—	301	323	—	—	624	19
Bell Supply Co	Frierson	LA	Jun. 2014	—	260	1,054	—	—	1,314	75
Bell Supply Co	Gainesville	TX	Jun. 2014	—	131	1,420	—	—	1,551	62

					Initial Costs		Costs Capitalized Subsequent to Acquisition
Portfolio	City	U.S. State or Country	Acquisition Date	Encumbrances at December 31, 2015	Land	Building and Improvements	Land	Building and Improvements	Gross Amount at December 31, 2015(1)(2)	Accumulated Depreciation (3)(4)
Bell Supply Co	Killdeer	ND	Jun. 2014	—	307	1,250	—	—	1,557	63
Bell Supply Co	Williston	ND	Jun. 2014	—	162	2,323	—	—	2,485	105
GE Oil & Gas	Canton	OH	Jun. 2014	—	437	3,039	—	—	3,476	137
GE Oil & Gas	Odessa	TX	Jun. 2014	—	1,611	3,322	—	—	4,933	270
Lhoist	Irving	TX	Jun. 2014	—	173	2,154	—	—	2,327	114
Select Energy Services	DeBerry	TX	Jun. 2014	—	533	7,551	—	—	8,084	522
Select Energy Services	Gainesville	TX	Jun. 2014	—	519	7,482	—	—	8,001	307
Select Energy Services	Victoria	TX	Jun. 2014	—	354	1,698	—	—	2,052	91
Bell Supply Co	Jacksboro	TX	Jun. 2014	—	51	657	—	—	708	45
Bell Supply Co	Kenedy	TX	Jun. 2014	—	190	1,669	—	—	1,859	90
Select Energy Services	Alice	TX	Jun. 2014	—	518	1,331	—	—	1,849	62
Select Energy Services	Dilley	TX	Jun. 2014	—	429	1,777	—	—	2,206	97
Select Energy Services	Kenedy	TX	Jun. 2014	—	815	8,355	—	—	9,170	392
Select Energy Services	Laredo	TX	Jun. 2014	—	2,472	944	—	—	3,416	66
Superior Energy Services	Gainesville	TX	Jun. 2014	—	322	480	—	—	802	20
Superior Energy Services	Jacksboro	TX	Jun. 2014	—	408	312	—	—	720	18
Amcor Packaging	Workington	UK	Jun. 2014	4,628	1,289	7,597	—	—	8,886	368
Government Services Administration	Raton	NM	Jun. 2014	—	93	875	—	—	968	39
Nimble Storage	San Jose	CA	Jun. 2014	—	30,227	10,708	—	180	41,115	425
FedEx	Amarillo	TX	Jul. 2014	—	889	6,421	—	—	7,310	312
FedEx	Chicopee	MA	Jul. 2014	—	1,030	7,022	—	—	8,052	358
FedEx	San Antonio	TX	Jul. 2014	—	3,283	17,729	—	—	21,012	718
Sandoz	Princeton	NJ	Jul. 2014	—	7,766	31,994	—	11,558	51,318	2,223
Wyndham	Branson	MO	Jul. 2014	—	881	3,307	—	—	4,188	142
Valassis	Livonia	MI	Jul. 2014	—	1,735	8,119	—	—	9,854	319
Government Services Administration	Fort Fairfield	ME	Jul. 2014	—	26	9,315	—	—	9,341	337
AT&T Services, Inc.	San Antonio	TX	Jul. 2014	33,550	5,312	41,201	—	—	46,513	1,474
PNC Bank	Erie	PA	Jul. 2014	—	242	6,195	—	—	6,437	226
PNC Bank	Scranton	PA	Jul. 2014	—	1,325	3,003	—	—	4,328	113
Achmea	Leusden	NETH	Jul. 2014	—	2,777	21,638	—	—	24,415	778

					Initial Costs		Costs Capitalized Subsequent to Acquisition
Portfolio	City	U.S. State or Country	Acquisition Date	Encumbrances at December 31, 2015	Land	Building and Improvements	Land	Building and Improvements	Gross Amount at December 31, 2015(1)(2)	Accumulated Depreciation (3)(4)
Continental Tire	Fort Mill	SC	Jul. 2014	—	780	14,259	—	—	15,039	520
Fujitsu Office Properties	Manchester	UK	Jul. 2014	36,684	4,181	45,253	—	—	49,434	1,675
BP Oil	Wootton Bassett	UK	Aug. 2014	2,159	678	2,931	—	—	3,609	115
HBOS	Derby	UK	Aug. 2014	4,293	680	6,854	—	—	7,534	279
HBOS	St. Helens	UK	Aug. 2014	2,193	258	3,884	—	—	4,142	159
HBOS	Warrington	UK	Aug. 2014	1,493	492	2,320	—	—	2,812	102
Malthurst	Shiptonthorpe	UK	Aug. 2014	1,439	312	2,218	—	—	2,530	96
Malthurst	Yorkshire	UK	Aug. 2014	1,139	553	1,452	—	—	2,005	82
Stanley Black & Decker	Westerville	OH	Aug. 2014	—	958	6,933	—	—	7,891	262
Thermo Fisher	Kalamazoo	MI	Aug. 2014	—	1,176	10,179	—	—	11,355	365
Capgemini	Birmingham	UK	Aug. 2014	8,142	1,843	17,470	—	—	19,313	649
Merck	Madison	NJ	Aug. 2014	—	10,290	32,530	—	1	42,821	1,106
Family Dollar	Abbeville	AL	Aug. 2014	—	115	635	—	—	750	28
Family Dollar	Aiken	SC	Aug. 2014	—	439	505	—	—	944	24
Family Dollar	Alapaha	GA	Aug. 2014	—	200	492	—	—	692	24
Family Dollar	Anniston	AL	Aug. 2014	—	176	618	—	—	794	26
Family Dollar	Atlanta	GA	Aug. 2014	—	234	1,181	—	—	1,415	45
Family Dollar	Bossier City	LA	Aug. 2014	—	291	520	—	—	811	22
Family Dollar	Brandenburg	KY	Aug. 2014	—	178	748	—	—	926	31
Family Dollar	Brownfield	TX	Aug. 2014	—	31	664	—	—	695	25
Family Dollar	Brownsville	TX	Aug. 2014	—	83	803	—	—	886	31
Family Dollar	Caledonia	MS	Aug. 2014	—	415	162	—	—	577	12
Family Dollar	Camden	SC	Aug. 2014	—	187	608	—	—	795	27
Family Dollar	Camp Wood	TX	Aug. 2014	—	96	593	—	—	689	26
Family Dollar	Church Point	LA	Aug. 2014	—	247	563	—	—	810	24
Family Dollar	Columbia	SC	Aug. 2014	—	363	487	—	—	850	24
Family Dollar	Columbus	MS	Aug. 2014	—	305	85	—	—	390	6
Family Dollar	Danville	VA	Aug. 2014	—	124	660	—	—	784	26
Family Dollar	Detroit	MI	Aug. 2014	—	107	711	—	—	818	25
Family Dollar	Diamond Head	MS	Aug. 2014	—	104	834	—	—	938	32
Family Dollar	Eatonville	FL	Aug. 2014	—	332	584	—	—	916	30
Family Dollar	Falfurrias	TX	Aug. 2014	—	52	745	—	—	797	26
Family Dollar	Fayetteville	NC	Aug. 2014	—	100	437	—	—	537	16
Family Dollar	Fort Davis	TX	Aug. 2014	—	114	698	—	—	812	31
Family Dollar	Fort Madison	IA	Aug. 2014	—	188	226	—	—	414	11

					Initial Costs		Costs Capitalized Subsequent to Acquisition
Portfolio	City	U.S. State or Country	Acquisition Date	Encumbrances at December 31, 2015	Land	Building and Improvements	Land	Building and Improvements	Gross Amount at December 31, 2015(1)(2)	Accumulated Depreciation (3)(4)
Family Dollar	Greenwood	SC	Aug. 2014	—	629	546	—	—	1,175	22
Family Dollar	Grenada	MS	Aug. 2014	—	346	335	—	—	681	18
Family Dollar	Griffin	GA	Aug. 2014	—	369	715	—	—	1,084	31
Family Dollar	Hallsville	TX	Aug. 2014	—	96	225	—	—	321	8
Family Dollar	Hardeeville	SC	Aug. 2014	—	83	663	—	—	746	28
Family Dollar	Hastings	NE	Aug. 2014	—	260	515	—	—	775	20
Family Dollar	Haw River	NC	Aug. 2014	—	310	554	—	—	864	30
Family Dollar	Jacksonville	FL	Aug. 2014	—	369	544	—	—	913	24
Family Dollar	Kansas City	MO	Aug. 2014	—	52	986	—	—	1,038	33
Family Dollar	Knoxville	TN	Aug. 2014	—	82	714	—	—	796	29
Family Dollar	La Feria	TX	Aug. 2014	—	124	956	—	—	1,080	35
Family Dollar	Lancaster	SC	Aug. 2014	—	229	721	—	—	950	33
Family Dollar	Lillian	AL	Aug. 2014	—	410	508	—	—	918	22
Family Dollar	Louisville	KY	Aug. 2014	—	511	503	—	—	1,014	23
Family Dollar	Louisville	MS	Aug. 2014	—	235	410	—	—	645	20
Family Dollar	Madisonville	KY	Aug. 2014	—	389	576	—	—	965	25
Family Dollar	Memphis	TN	Aug. 2014	—	356	507	—	—	863	23
Family Dollar	Memphis	TN	Aug. 2014	—	79	342	—	—	421	16
Family Dollar	Memphis	TN	Aug. 2014	—	158	301	—	—	459	15
Family Dollar	Mendenhall	MS	Aug. 2014	—	61	720	—	—	781	28
Family Dollar	Mobile	AL	Aug. 2014	—	258	682	—	—	940	27
Family Dollar	Mohave Valley	AZ	Aug. 2014	—	284	575	—	—	859	30
Family Dollar	N Platte	NE	Aug. 2014	—	117	255	—	—	372	9
Family Dollar	Nampa	ID	Aug. 2014	—	133	1,126	—	—	1,259	43
Family Dollar	Newberry	MI	Aug. 2014	—	172	1,562	—	—	1,734	59
Family Dollar	North Charleston	SC	Aug. 2014	—	376	588	—	—	964	26
Family Dollar	North Charleston	SC	Aug. 2014	—	458	593	—	—	1,051	28
Family Dollar	Oklahoma City	OK	Aug. 2014	—	144	1,211	—	—	1,355	41
Family Dollar	Orlando	FL	Aug. 2014	—	668	567	—	—	1,235	26
Family Dollar	Orlando	FL	Aug. 2014	—	501	769	—	—	1,270	41
Family Dollar	Paulden	AZ	Aug. 2014	—	468	306	—	—	774	19
Family Dollar	Pensacola	FL	Aug. 2014	—	123	541	—	—	664	23
Family Dollar	Poteet	TX	Aug. 2014	—	141	169	—	—	310	11
Family Dollar	Rockford	IL	Aug. 2014	—	183	1,179	—	—	1,362	43
Family Dollar	Roebuck	SC	Aug. 2014	—	306	508	—	—	814	27

					Initial Costs		Costs Capitalized Subsequent to Acquisition
Portfolio	City	U.S. State or Country	Acquisition Date	Encumbrances at December 31, 2015	Land	Building and Improvements	Land	Building and Improvements	Gross Amount at December 31, 2015(1)(2)	Accumulated Depreciation (3)(4)
Family Dollar	San Angelo	TX	Aug. 2014	—	96	342	—	—	438	15
Family Dollar	St Louis	MO	Aug. 2014	—	226	1,325	—	—	1,551	48
Family Dollar	Tyler	TX	Aug. 2014	—	217	682	—	—	899	25
Family Dollar	Union	MS	Aug. 2014	—	52	622	—	—	674	25
Family Dollar	Williamston	SC	Aug. 2014	—	211	558	—	—	769	25
Family Dollar	Winter Haven	FL	Aug. 2014	—	486	437	—	—	923	24
Family Dollar	Winter Haven	FL	Aug. 2014	—	210	527	—	—	737	29
Government Services Administration	Rangeley	ME	Aug. 2014	—	1,377	4,746	—	262	6,385	166
Garden Ridge	Louisville	KY	Sep. 2014	—	3,994	4,865	—	—	8,859	172
Garden Ridge	Lubbock	TX	Sep. 2014	—	1,574	5,950	—	—	7,524	237
Garden Ridge	Mesa	AZ	Sep. 2014	—	2,727	4,867	—	—	7,594	189
Garden Ridge	Raleigh	NC	Sep. 2014	—	2,362	4,267	—	—	6,629	168
Hewlett-Packard	Newcastle	UK	Sep. 2014	13,748	1,273	21,193	—	—	22,466	703
Intier Automotive	Redditch	UK	Sep. 2014	6,995	1,314	10,407	—	—	11,721	384
Waste Management	Winston-Salem	NC	Sep. 2014	—	494	3,235	—	—	3,729	110
FedEx	Winona	MN	Sep. 2014	—	83	1,785	—	—	1,868	69
Winston Hotel	Amsterdam	NETH	Sep. 2014	—	7,657	4,049	—	—	11,706	127
Dollar General	Allen	OK	Sep. 2014	—	99	793	—	—	892	28
Dollar General	Allentown	PA	Sep. 2014	—	347	887	—	—	1,234	41
Dollar General	Caledonia	OH	Sep. 2014	—	110	861	—	—	971	30
Dollar General	Cherokee	KS	Sep. 2014	—	27	769	—	—	796	28
Dollar General	Choctaw	OK	Sep. 2014	—	247	859	—	—	1,106	30
Dollar General	Clearwater	KS	Sep. 2014	—	90	785	—	—	875	28
Dollar General	Dexter	NM	Sep. 2014	—	329	585	—	—	914	21
Dollar General	Elmore City	OK	Sep. 2014	—	21	742	—	—	763	27
Dollar General	Erie	PA	Sep. 2014	—	410	682	—	—	1,092	27
Dollar General	Eunice	NM	Sep. 2014	—	269	569	—	—	838	21
Dollar General	Gore	OK	Sep. 2014	—	143	813	—	—	956	29
Dollar General	Gratiot	OH	Sep. 2014	—	239	809	—	—	1,048	29
Dollar General	Greensburg	PA	Sep. 2014	—	97	970	—	—	1,067	36
Dollar General	Heavener	OK	Sep. 2014	—	99	998	—	—	1,097	35
Dollar General	Kingston	OK	Sep. 2014	—	81	778	—	—	859	28
Dollar General	Lordsburg	NM	Sep. 2014	—	212	719	—	—	931	26
Dollar General	Lyons	KS	Sep. 2014	—	120	970	—	—	1,090	34
Dollar General	Mansfield	LA	Sep. 2014	—	169	812	—	—	981	29

					Initial Costs		Costs Capitalized Subsequent to Acquisition
Portfolio	City	U.S. State or Country	Acquisition Date	Encumbrances at December 31, 2015	Land	Building and Improvements	Land	Building and Improvements	Gross Amount at December 31, 2015(1)(2)	Accumulated Depreciation (3)(4)
Dollar General	McKean	PA	Sep. 2014	—	107	1,014	—	—	1,121	37
Dollar General	Muskogee	OK	Sep. 2014	—	154	771	—	—	925	28
Dollar General	Neligh	NE	Sep. 2014	—	83	1,045	—	—	1,128	36
Dollar General	New Florence	PA	Sep. 2014	—	70	940	—	—	1,010	35
Dollar General	New Paris	OH	Sep. 2014	—	411	488	—	—	899	25
Dollar General	Norman	OK	Sep. 2014	—	40	913	—	—	953	32
Dollar General	Painesville	OH	Sep. 2014	—	340	797	—	—	1,137	28
Dollar General	Painesville	OH	Sep. 2014	—	300	715	—	—	1,015	26
Dollar General	Peggs	OK	Sep. 2014	—	72	879	—	—	951	31
Dollar General	Santa Rosa	NM	Sep. 2014	—	324	575	—	—	899	21
Dollar General	Sapulpa	OK	Sep. 2014	—	143	745	—	—	888	27
Dollar General	Schuyler	NE	Sep. 2014	—	144	905	—	—	1,049	32
Dollar General	Spencerville	OH	Sep. 2014	—	213	928	—	—	1,141	32
Dollar General	Tahlequah	OK	Sep. 2014	—	132	925	—	—	1,057	33
Dollar General	Talihina	OK	Sep. 2014	—	163	1,023	—	—	1,186	37
Dollar General	Townville	PA	Sep. 2014	—	78	882	—	—	960	33
Dollar General	Uniontown	PA	Sep. 2014	—	165	1,107	—	—	1,272	40
Dollar General	Valley Falls	KS	Sep. 2014	—	51	922	—	—	973	32
Dollar General	Valliant	OK	Sep. 2014	—	183	1,004	—	—	1,187	36
Dollar General	Wymore	NE	Sep. 2014	—	21	872	—	—	893	31
Dollar General	Wynnewood	OK	Sep. 2014	—	188	1,057	—	—	1,245	38
FedEx	Bohemia	NY	Sep. 2014	—	4,838	19,596	—	—	24,434	706
FedEx	Watertown	NY	Sep. 2014	—	561	4,757	—	—	5,318	181
Shaw Aero	Naples	FL	Sep. 2014	—	998	22,332	—	—	23,330	726
Mallinckrodt	St. Louis	MO	Sep. 2014	—	1,499	16,828	—	—	18,327	553
Kuka Warehouse	Sterling Heights	MI	Sep. 2014	—	1,227	10,790	—	—	12,017	354
Trinity Health	Livonia	MI	Sep. 2014	—	8,953	28,141	—	323	37,417	1,065
FedEx	Hebron	KY	Sep. 2014	—	1,106	7,750	—	—	8,856	269
FedEx	Lexington	KY	Sep. 2014	—	1,118	7,961	—	—	9,079	273
GE Aviation	Cincinnati	OH	Sep. 2014	—	1,393	10,490	—	—	11,883	345
Bradford & Bingley	Bingley	UK	Oct. 2014	11,192	4,937	12,396	—	—	17,333	441
DNV GL	Dublin	OH	Oct. 2014	—	2,509	3,140	—	—	5,649	108
Rexam	Reckinghausen	GER	Oct. 2014	5,737	769	10,825	—	—	11,594	336
C&J Energy	Houston	TX	Oct. 2014	—	3,865	9,457	—	—	13,322	310
FedEx	Lake Charles	LA	Oct. 2014	—	255	7,485	—	—	7,740	274

					Initial Costs		Costs Capitalized Subsequent to Acquisition
Portfolio	City	U.S. State or Country	Acquisition Date	Encumbrances at December 31, 2015	Land	Building and Improvements	Land	Building and Improvements	Gross Amount at December 31, 2015(1)(2)	Accumulated Depreciation (3)(4)
Family Dollar	Big Sandy	TN	Oct. 2014	—	62	739	—	—	801	26
Family Dollar	Boling	TX	Oct. 2014	—	80	781	—	—	861	26
Family Dollar	Bonifay	FL	Oct. 2014	—	103	673	—	—	776	29
Family Dollar	Brindidge	AL	Oct. 2014	—	89	749	—	—	838	33
Family Dollar	Brownsville	TN	Oct. 2014	—	155	776	—	—	931	30
Family Dollar	Buena Vista	GA	Oct. 2014	—	246	757	—	—	1,003	40
Family Dollar	Calvert	TX	Oct. 2014	—	91	777	—	—	868	27
Family Dollar	Chocowinty	NC	Oct. 2014	—	237	554	—	—	791	21
Family Dollar	Clarksville	TN	Oct. 2014	—	370	1,025	—	—	1,395	42
Family Dollar	Fort Mill	SC	Oct. 2014	—	556	757	—	—	1,313	28
Family Dollar	Hillsboro	TX	Oct. 2014	—	287	634	—	—	921	23
Family Dollar	Lake Charles	LA	Oct. 2014	—	295	737	—	—	1,032	26
Family Dollar	Lakeland	FL	Oct. 2014	—	300	812	—	—	1,112	28
Family Dollar	Lansing	MI	Oct. 2014	—	132	1,040	—	—	1,172	42
Family Dollar	Laurens	SC	Oct. 2014	—	303	584	—	—	887	27
Family Dollar	Marion	MS	Oct. 2014	—	183	747	—	—	930	27
Family Dollar	Marsing	ID	Oct. 2014	—	188	786	—	—	974	35
Family Dollar	Montgomery	AL	Oct. 2014	—	122	821	—	—	943	37
Family Dollar	Montgomery	AL	Oct. 2014	—	411	646	—	—	1,057	32
Family Dollar	Monticello	FL	Oct. 2014	—	230	695	—	—	925	27
Family Dollar	Monticello	UT	Oct. 2014	—	96	894	—	—	990	41
Family Dollar	North Little Rock	AR	Oct. 2014	—	424	649	—	—	1,073	28
Family Dollar	Oakdale	LA	Oct. 2014	—	243	696	—	—	939	25
Family Dollar	Orlando	FL	Oct. 2014	—	684	619	—	—	1,303	25
Family Dollar	Port St. Lucie	FL	Oct. 2014	—	403	907	—	—	1,310	33
Family Dollar	Prattville	AL	Oct. 2014	—	463	749	—	—	1,212	38
Family Dollar	Prichard	AL	Oct. 2014	—	241	803	—	—	1,044	28
Family Dollar	Quinlan	TX	Oct. 2014	—	74	774	—	—	848	27
Family Dollar	Rigeland	MS	Oct. 2014	—	447	891	—	—	1,338	30
Family Dollar	Rising Star	TX	Oct. 2014	—	63	674	—	—	737	23
Family Dollar	Southaven	MS	Oct. 2014	—	409	1,080	—	—	1,489	40
Family Dollar	Spout Springs	NC	Oct. 2014	—	474	676	—	—	1,150	25
Family Dollar	St. Petersburg	FL	Oct. 2014	—	482	851	—	—	1,333	31
Family Dollar	Swansboro	NC	Oct. 2014	—	337	826	—	—	1,163	39
Panasonic	Hudson	NJ	Oct. 2014	—	1,312	7,075	—	—	8,387	218

					Initial Costs		Costs Capitalized Subsequent to Acquisition
Portfolio	City	U.S. State or Country	Acquisition Date	Encumbrances at December 31, 2015	Land	Building and Improvements	Land	Building and Improvements	Gross Amount at December 31, 2015(1)(2)	Accumulated Depreciation (3)(4)
Onguard	Havre De Grace	MD	Oct. 2014	—	2,216	6,585	—	—	8,801	289
Axon Energy Products	Houston	TX	Oct. 2014	—	297	2,432	—	—	2,729	74
Metro Tonic	Halle Peissen	GER	Oct. 2014	28,903	6,628	46,436	—	—	53,064	1,595
Tokmanni	Matsala	FIN	Nov. 2014	31,603	1,718	51,984	—	—	53,702	1,684
Fife Council	Dunfermline	UK	Nov. 2014	2,715	390	5,029	—	—	5,419	158
Family Dollar	Doerun	GA	Nov. 2014	—	236	717	—	—	953	26
Family Dollar	Old Hickory	TN	Nov. 2014	—	548	781	—	—	1,329	30
Government Services Administration	Rapid City	SD	Nov. 2014	—	504	7,837	—	—	8,341	247
KPN BV	Houten	NETH	Nov. 2014	—	1,538	18,812	—	—	20,350	557
RWE AG	Essen	GER	Nov. 2014	23,537	4,783	34,017	—	—	38,800	936
RWE AG	Essen	GER	Nov. 2014	28,508	11,712	41,179	—	—	52,891	1,137
RWE AG	Essen	GER	Nov. 2014	16,124	1,852	23,658	—	—	25,510	654
Follett School	McHenry	IL	Dec. 2014	—	3,423	15,600	—	—	19,023	540
Quest Diagnostics, Inc.	Santa Clarita	CA	Dec. 2014	52,800	10,714	69,018	—	—	79,732	1,902
Family Dollar	Tampa	FL	Dec. 2014	—	466	820	—	—	1,286	28
Diebold	North Canton	OH	Dec. 2014	—	—	9,142	—	—	9,142	283
Dollar General	Chickasha	OK	Dec. 2014	—	248	1,293	—	—	1,541	36
Weatherford International	Odessa	TX	Dec. 2014	—	665	1,795	—	—	2,460	80
AM Castle	Wichita	KS	Dec. 2014	—	426	6,681	—	—	7,107	169
FedEx	Billerica	MA	Dec. 2014	—	1,138	6,674	—	—	7,812	208
Constellium Auto	Wayne	MI	Dec. 2014	—	1,180	13,781	—	7,875	22,836	904
C&J Energy II	Houston	TX	Mar. 2015	—	6,196	21,745	—	—	27,941	472
Fedex VII	Salina	UT	Mar. 2015	—	428	3,334	—	—	3,762	101
Fedex VIII	Pierre	SD	Apr. 2015	—	—	3,288	—	—	3,288	89
Fresenius	Sumter	SC	May 2015	—	243	3,269	—	—	3,512	62
Fresenius	Hephzibah	GA	Jul. 2015	—	234	2,235	—	—	2,469	33
Crown Group	Jonesville	MI	Aug. 2015	—	101	3,136	—	—	3,237	37
Crown Group	Fraser	MI	Aug. 2015	—	350	3,865	—	—	4,215	45
Crown Group	Warren	MI	Aug. 2015	—	297	3,325	—	—	3,622	39
Crown Group	Marion	SC	Aug. 2015	—	386	7,993	—	—	8,379	79
Crown Group	Logansport	IN	Aug. 2015	—	1,843	5,430	—	—	7,273	59
Crown Group	Madison	IN	Aug. 2015	—	1,598	7,513	—	—	9,111	69
Mapes & Sprowl Steel, Ltd.	Elk Grove	IL	Sep. 2015	—	954	4,619	—	—	5,573	42
JIT Steel Services	Chattanooga	TN	Sep. 2015	—	316	1,986	—	—	2,302	17
JIT Steel Services	Chattanooga	TN	Sep. 2015	—	582	3,122	—	—	3,704	28

					Initial Costs		Costs Capitalized Subsequent to Acquisition
Portfolio	City	U.S. State or Country	Acquisition Date	Encumbrances at December 31, 2015	Land	Building and Improvements	Land	Building and Improvements	Gross Amount at December 31, 2015(1)(2)	Accumulated Depreciation (3)(4)
Beacon Health System, Inc.	South Bend	IN	Sep. 2015	—	1,636	8,190	—	—	9,826	58
Hannibal/Lex JV LLC	Houston	TX	Sep. 2015	—	2,090	11,138	—	—	13,228	73
FedEx Ground	Mankato	MN	Sep. 2015	—	472	6,780	—	—	7,252	57
Office Depot	Venlo	NETH	Sep. 2015	—	3,401	15,043	—	—	18,444	114
Finnair	Helsinki	FIN	Sep. 2015	30,976	2,455	69,941	—	—	72,396	475
Total				$531,708	$341,911	$1,665,900	$—	$20,199	$2,028,010	$68,078

___________________________________

(1)	Acquired intangible lease assets allocated to individual properties in the amount of $518.3 million are not reflected in the table above.

(2)	The tax basis of aggregate land, buildings and improvements as of December 31, 2015 is $2.6 billion.

(3)	The accumulated depreciation column excludes approximately $65.3 million of amortization associated with acquired intangible lease assets.

(4)	Each of the properties has a depreciable life of: 40 years for buildings, 15 years for improvements and five years for fixtures.

(5)
The Company has expanded the property in September 2015 by purchasing additional land of $0.1 million, building and improvements of $3.4 million and an accumulated depreciation of $25,000 as of December 31, 2015.

A summary of activity for real estate and accumulated depreciation for the years ended December 31, 2015, 2014 and 2013:

	December 31,
	2015	2014	2013
Real estate investments, at cost:
Balance at beginning of year	$1,855,960	$149,009	$1,729
Additions-Acquisitions	226,412	1,748,944	147,245
Asset remeasurement	2,318	(675)	—
Currency translation adjustment	(56,680)	(41,318)	35
Balance at end of the year	$2,028,010	$1,855,960	$149,009

Accumulated depreciation and amortization:
Balance at beginning of year	$21,319	$869	$12
Depreciation expense	47,649	20,856	837
Currency translation adjustment	(890)	(406)	20
Balance at end of the year	$68,078	$21,319	$869